Note 5 - Loans and Related Allowance for Loan and Lease Losses - Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Individually evaluated for impairment			$ 1,354,000	$ 1,567,000
Collectively evaluated for impairment			6,074,000	5,623,000
Total ending allowance balance	$ 7,428,000	$ 7,190,000	7,428,000	7,190,000
ALLL balance, period start	7,190,000	6,598,000
Charge-offs	(1,118,000)	(1,154,000)
Recoveries	516,000	701,000
Provision	840,000	1,045,000
ALLL balance, period end	7,428,000	7,190,000
Commercial And Industrial [Member]
Individually evaluated for impairment			667,000	694,000
Collectively evaluated for impairment			302,000	305,000
Total ending allowance balance	969,000	999,000	969,000	999,000
ALLL balance, period start	999,000	448,000
Charge-offs	(610,000)	(536,000)
Recoveries	287,000	234,000
Provision	293,000	853,000
ALLL balance, period end	969,000	999,000
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment			100,000	313,000
Total ending allowance balance	100,000	313,000	100,000	313,000
ALLL balance, period start	313,000	172,000
Charge-offs	0
Recoveries	63,000	34,000
Provision	(276,000)	107,000
ALLL balance, period end	100,000	313,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment			43,000	140,000
Collectively evaluated for impairment			1,538,000	1,620,000
Total ending allowance balance	1,581,000	1,760,000	1,581,000	1,760,000
ALLL balance, period start	1,760,000	2,818,000
Charge-offs	(177,000)	(117,000)
Recoveries	128,000	241,000
Provision	(130,000)	(1,182,000)
ALLL balance, period end	1,581,000	1,760,000
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment			643,000	733,000
Collectively evaluated for impairment			4,008,000	3,303,000
Total ending allowance balance	4,651,000	4,036,000	4,651,000	4,036,000
ALLL balance, period start	4,036,000	3,135,000
Charge-offs	(111,000)	(39,000)
Recoveries		111,000
Provision	726,000	829,000
ALLL balance, period end	4,651,000	4,036,000
Consumer Portfolio Segment [Member]
Individually evaluated for impairment			1,000
Collectively evaluated for impairment			126,000	82,000
Total ending allowance balance	127,000	82,000	$ 127,000	$ 82,000
ALLL balance, period start	82,000	25,000
Charge-offs	(220,000)	(462,000)
Recoveries	38,000	81,000
Provision	227,000	438,000
ALLL balance, period end	$ 127,000	$ 82,000